Expense Example {- Fidelity Managed Retirement 2030 Fund} - 07.31 Fidelity Managed Retirement Funds Z6 Combo PRO-04 - Fidelity Managed Retirement 2030 Fund - Fidelity Advisor Managed Retirement 2030 Fund: Class Z6
Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 29
3 years	90
5 years	157
10 years	$ 353